UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-22112

SEI Alpha Strategy Portfolios, LP

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2009

Date of reporting period: May 31, 2009

Item 1.	Reports to Stockholders.

SEI ALPHA STRATEGY PORTFOLIOS, LP

SEI LIBOR Plus Portfolio

Financial Statements

For the year ended

May 31, 2009

SEI Alpha Strategy Portfolios, LP

Management’s Discussion and Analysis of Fund Performance

May 31, 2009

SEI LIBOR Plus Portfolio

Objective

The Portfolio’s investment objective is to maximize total return consistent with the preservation of capital and prudent investment management. Through allocation of the Portfolio’s assets among multiple sub-advisers that use different investment strategies, the Portfolio seeks to produce a total return that exceeds the total return of the Merrill Lynch 3-Month Constant Maturity LIBOR (London Interbank Offered Rate) Index (the “Index”).

Strategy

The Portfolio invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities. The sub-advisers may seek to enhance the Portfolio’s return by actively managing the Portfolio’s foreign currency exposure. The Portfolio also invests in various derivative instruments. There are no restrictions on the maturity of any individual securities or on the Portfolio’s average portfolio maturity, although the average duration of the Portfolio will typically vary between zero and two years.

Market Review

For the year ended May 31, 2009, the U.S. fixed-income market experienced one of its most turbulent periods in history. In 2008, the U.S. economy fell into recession when the sharp decline in housing prices and equity markets eroded consumer confidence and brought retail spending to a near standstill. The credit market seized up as illiquidity and stress in the financial system triggered a huge flight to safety into U.S. Treasury securities and created a dysfunctional bond market. The market witnessed such unthinkable events such as the conservatorship of Fannie Mae and Freddie Mac, the takeovers of Bear Stearns, Merrill Lynch, Wachovia Bank, Washington Mutual and Countrywide Savings & Loan under duress, the cataclysmic bankruptcy of Lehman Brothers and the collapse of one of the nation’s largest money market funds. In response to this unprecedented global financial crisis, the Federal Reserve (the “Fed”) reacted aggressively to cut the federal funds rate to near zero percent.

Additionally, the Fed and the Treasury Department launched a quantitative easing campaign to promote liquidity and restore market confidence. In 2009, thanks to the accommodative government efforts, the pace of economic contraction slowed and credit market started to recover. Liquidity conditions and market sentiment significantly improved, evidenced by an increase in corporate bond issuance, a narrowing of yield spreads in agency mortgages and corporate bonds, a retreat of inter-bank lending rates and an improving equity market. Encouraged by these events, investors increased their risk appetites and moved away from Treasury securities, driving a rally across all fixed-income spread sectors. Improved sentiment in capital markets was accompanied by a notable increase in longer-term Treasury yields, as ten-year Treasury yields approached 4% and thirty-year yields neared 4.5% . The rise in yields was also driven by unprecedented increases in Treasury issuance and rising fears of inflation.

SEI Alpha Strategy Portfolios, LP

Management’s Discussion and Analysis of Fund Performance

May 31, 2009

Portfolio Review & Outlook

The SEI LIBOR Plus Portfolio returned -36.31% for the year ended May 31, 2009, compared to 2.67% for the Index. Due to the huge flight to safety in 2008, investors shied away from any investment other than Treasury securities, causing all spread sectors to underperform. The Portfolio’s allocations to non-agency residential mortgage-backed securities (“MBS”) and commercial mortgage-backed securities (“CMBS”) hurt the performance most. The non-agency MBS position was heavily penalized as there were significant mark-downs in prices due to unrelenting deleveraging and forced selling, massive rating agency downgrades and deteriorating credit fundamentals along with the acceleration of defaults and falling home prices. The dismal technical environment created a large disparity between the market value and intrinsic value of these securities, and drove yield spreads to historically wide levels. While the commercial real estate market was not near the speculative bubble, the residential market was; the CMBS market was also plagued by deteriorating credit fundamentals and a similarly weak technical conditions. The extreme underperformance of even high-quality residential and commercial mortgage-backed securities detracted significantly from the Fund’s results.

Although these securities experienced significant price volatility in 2008, our managers are focusing on well-seasoned, short average-life securities at the top of the capital structure, which provide attractive yield and excellent default and loss protection. In 2009, there has been a gradual recovery of the non-Treasury sectors largely due to government initiatives, which have created improved liquidity conditions. The Portfolio started to outperform its benchmark toward the end of the period but has yet to recapture its significant underperformance from the calamities of 2008. Looking forward, although economic conditions remain uncertain, the Portfolio offers attractive value and a large income advantage for its investors. Continued improvement in capital market sentiment can also provide upside return as pricing recovers in stressed sectors of the market.

SEI Alpha Strategy Portfolios, LP

Management’s Discussion and Analysis of Fund Performance

May 31, 2009

Average Annual Total Return1

	1 Year Return	Annualized Inception to Date
SEI LIBOR Plus Portfolio	(36.31)%	(25.96)%

Comparison of change in the value of $100,000 investment in the SEI LIBOR Plus

Portfolio versus the Merrill Lynch 3-Month Constant Maturity LIBOR Index

[1]

For the period ended 5/31/09. Past performance is no indication of future performance. Portfolio Shares were offered beginning 8/31/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay of fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2009

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 48.8%
Agency Mortgage-Backed Obligations — 30.6%
FHLMC CMO STRIPS, Ser 231, IO
5.500%, 08/01/35	$2,992	$466
FHLMC CMO STRIPS, Ser 232, Cl IO, IO
5.000%, 08/01/35	2,966	507
FHLMC CMO STRIPS, Ser 233, Cl 6, IO
4.500%, 08/15/35	654	85
FNMA ARM (B)
5.187%, 09/01/34	3,719	3,813
5.162%, 01/01/34	2,790	2,865
5.119%, 10/01/33	1,544	1,582
5.076%, 10/01/33	3,336	3,415
5.075%, 10/01/33	2,696	2,760
4.713%, 07/01/34	4,181	4,255
4.175%, 06/01/35	2,546	2,613
3.945%, 02/01/35	5,238	5,313
3.829%, 09/01/33	4,140	4,216
3.775%, 06/01/35	2,308	2,319
3.702%, 04/01/33	1,289	1,293
3.316%, 03/01/35	6,472	6,539
FNMA CMO STRIPS, Ser 360, Cl 2, IO
5.000%, 08/01/35	34,817	6,002
FNMA CMO STRIPS, Ser 365, Cl 4, IO
5.000%, 04/01/36	3,653	386
FNMA CMO STRIPS, Ser 369, Cl 1, IO
5.000%, 03/01/36	2,813	312
FNMA TBA
6.500%, 06/01/37	61,050	65,036
6.000%, 06/17/19 to 06/01/37	72,950	76,556
4.500%, 06/12/37	15,750	15,868

		206,201

Non-Agency Mortgage-Backed Obligations — 18.2%
ABN Amro Mortgage, Ser 2003-3, Cl B3
5.750%, 02/25/33 (C)	538	97
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
5.184%, 06/25/35 (B)	2,211	1,378
Adjustable Rate Mortgage Trust, Ser 2005-5, Cl 1A1
4.769%, 09/25/35 (B)	1,541	771
American Home Mortgage Assets, Ser 2006-2A2, Cl 2A2
0.539%, 09/25/46 (B)	4,165	875
American Home Mortgage Assets, Ser 2006-3, Cl 1A22
2.689%, 10/25/46 (B)	1,600	280
American Home Mortgage Assets, Ser 2006-4, Cl 2A2
2.609%, 10/25/46 (B)	4,937	1,086
American Home Mortgage Investment Trust, Ser 2005-1, Cl 4A1
3.756%, 06/25/45 (B)	1,116	617
American Home Mortgage Investment Trust, Ser 2006-1, Cl 2A3
5.100%, 12/25/35 (B)	5,768	3,228
Banc of America Commercial Mortgage, Ser 2007-2, Cl A4
5.689%, 03/10/17 (B)	1,269	1,028
Banc of America Commercial Mortgage, Ser 2007-4, Cl A4
5.745%, 02/10/51 (B)	207	164
Banc of America Funding, Ser 2004-C, Cl 2A2
5.740%, 12/20/34 (B)	2,295	1,753
Banc of America Mortgage Securities, Ser 2007-4, Cl B2
6.192%, 12/28/37 (B)	1,428	39
Banc of America Mortgage Securities, Ser 2007-4, Cl B1
6.192%, 12/28/37 (B)	3,899	243
Bear Stearns Alt-A Trust, Ser 2004-12, Cl 2A2
5.132%, 01/25/35 (B)	4,795	2,699
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR3, Cl X2
1.153%, 02/11/41 (B) (C)	93,706	2,140

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2009

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/42 (B)	$384	$337
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.719%, 06/11/40 (B)	5,000	4,219
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/50 (B)	5,000	4,039
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl F
5.991%, 09/11/42 (B) (C)	548	51
Bear Stearns Mortgage Funding Trust, Ser 2006-AR1, Cl 1A2
0.559%, 07/25/36 (B)	6,553	1,455
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.459%, 12/25/36 (B)	280	32
Bear Stearns Mortgage Funding Trust, Ser 2007-AR2, Cl A3
0.539%, 03/25/37 (B)	6,205	736
Chaseflex Trust, Ser 2007-M1, Cl 2AV1
0.459%, 08/25/37 (B)	946	876
Commercial Mortgage Pass-Through Certificates, Ser 2006-C8, Cl G
5.594%, 12/10/46 (B)	1,750	225
Countrywide Alternative Loan Trust, Ser 2004-33, Cl 1A1
4.979%, 12/25/34 (B)	1,103	744
Countrywide Alternative Loan Trust, Ser 2006-OA17, Cl 1A1B
0.386%, 12/20/46 (B)	1,373	1,254
Countrywide Alternative Loan Trust, Ser 2006-OA9, Cl 2A2
3.009%, 07/20/46 (B)	1,883	207
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-22, Cl A1
5.079%, 11/25/34 (B)	1,383	1,053
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-27, Cl M
5.500%, 12/25/35	3,822	601
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-HYB1, Cl 1A1
5.456%, 03/25/37 (B)	7,702	3,511
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	883	657
Credit Suisse Mortgage Capital, Ser 2007-C3, Cl A4
5.723%, 06/15/39 (B)	4,975	3,631
Credit Suisse, Ser 2006-HC1A, Cl A2
0.604%, 05/15/23 (B) (C)	4,000	2,665
Crown Castle Towers LLC, Ser 2005-1A, Cl AFL
0.724%, 09/15/40 (B) (C)	1,500	1,425
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2006-AB4, Cl A1C
6.000%, 10/25/36 (B)	1,150	768
DSLA Mortgage Loan Trust, Ser 2006-AR2, Cl M4
0.928%, 11/19/37 (B)	60	1
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
5.356%, 05/25/35 (B)	775	428
First Horizon Asset Securities, Ser 2006-AR1, Cl 2A1
5.855%, 05/25/36 (B)	1,580	846
First Horizon Asset Securities, Ser 2006-AR3, Cl 1A1
5.649%, 11/25/36 (B)	4,553	3,331
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	4,140	4,083
GSR Mortgage Loan Trust, Ser 2005-6F, Cl 1A1
5.000%, 07/25/35	2,354	1,907
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
5.106%, 07/25/35 (B)	1,515	960
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
5.203%, 04/25/35 (B)	2,124	1,275
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
4.791%, 11/19/34 (B)	297	185
Harborview Mortgage Loan Trust, Ser 2005-10, Cl 2A1B
0.708%, 11/19/35 (B)	2,896	649
Harborview Mortgage Loan Trust, Ser 2005-9, Cl B11
2.197%, 06/20/35 (B) (C)	1,175	47
Harborview Mortgage Loan Trust, Ser 2006-12, Cl 2A11
0.418%, 01/19/38 (B)	1,214	1,111
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.629%, 07/25/35 (B)	1,723	890
Impac CMB Trust, Ser 2004-10, Cl 4M1
0.909%, 03/25/35 (B)	1,187	684
Impac Secured Assets CMN Owner Trust, Ser 2006-4, Cl A2A
0.389%, 01/25/37 (B)	252	186
Impac Secured Assets CMN Owner Trust, Ser 2006-5, Cl 1A1A
0.419%, 02/25/37 (B)	574	345
Indymac Index Mortgage Loan Trust, Ser 2006-AR11, Cl 3A1
5.498%, 06/25/36 (B)	2,685	1,264
Indymac Index Mortgage Loan Trust, Ser 2006-AR14, Cl 1A4A
0.479%, 11/25/46 (B)	4,788	1,430
Indymac Index Mortgage Loan Trust, Ser 2006-AR2, Cl M1
0.759%, 04/25/46 (B)	250	5

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2009

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Indymac Index Mortgage Loan Trust, Ser 2006-AR4, Cl M4
1.009%, 05/25/46 (B)	$971	$26
Indymac Index Mortgage Loan Trust, Ser 2006-AR6, Cl M7
1.859%, 06/25/47 (B)	40	—
Indymac Index Mortgage Loan Trust, Ser 2006-AR8, Cl M5
0.859%, 07/25/46 (B)	50	1
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/47	6,000	4,638
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB19, Cl H
5.746%, 02/12/49 (B) (C)	786	43
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB19, Cl F
5.746%, 02/12/49 (B) (C)	2,250	203
LB-UBS Commercial Mortgage Trust, Ser 2000-C3, Cl A2
7.950%, 05/15/25 (B)	2,777	2,821
7.370%, 08/15/26	3,041	3,110
LB-UBS Commercial Mortgage Trust, Ser 2001-WM, Cl A2
6.530%, 07/14/16 (C)	3,450	3,565
Merrill Lynch Mortgage Investors, Ser 2005-A8, Cl A1B1
5.250%, 08/25/36 (B)	63	60
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
4.964%, 02/25/36 (B)	5,642	4,014
Merrill Lynch Mortgage Trust, Ser 2008-C1, Cl AM
6.266%, 02/12/51 (B)	2,343	1,159
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A2
4.809%, 01/14/42	6,847	6,916
Morgan Stanley Capital I, Ser 2006-IQ12, Cl F
5.557%, 12/15/43 (B)	1,750	244
Morgan Stanley Capital I, Ser 2007-HQ13, Cl D
6.305%, 12/15/44 (B) (C)	4,000	705
Morgan Stanley Capital I, Ser 2007-IQ13, Cl A4
5.364%, 03/15/44	686	522
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
4.573%, 11/25/34 (B)	2,766	1,859
Nomura Asset Acceptance, Ser 2006-AF2, Cl 1A1
0.409%, 08/25/36 (B)	413	338
Nomura Asset Acceptance, Ser 2006-AP1, Cl A2
5.515%, 01/25/36 (B)	2,615	1,311
Nomura Asset Acceptance, Ser 2007-1, Cl 1A1A
5.995%, 03/25/47 (D)	395	273
Nomura Asset Securities, Ser 1998-D6, Cl A1B
6.590%, 03/15/30	10	10
Prime Mortgage Trust, Ser 2005-4, Cl 2A8
5.500%, 10/25/35	4,610	3,684
RESI Finance, Ser 2007-B, Cl B5
1.444%, 04/15/39 (B) (C)	3,171	48
Residential Accredit Loans, Ser 2006-QO1, Cl 2A3
0.709%, 02/25/46 (B)	1,044	111
Residential Accredit Loans, Ser 2006-QO10, Cl A2
0.509%, 01/25/37 (B)	2,081	459
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 3A1
5.119%, 12/25/34 (B)	5,864	4,469
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.028%, 05/25/37 (B)	4,074	2,628
Residential Funding Mortgage Securities I, Ser 2007-S5, Cl A9
6.000%, 05/25/37	430	141
Residential Funding Mortgage Securities I, Ser 2007-S7, Cl M3
6.000%, 07/25/37	874	25
Residential Funding Mortgage Securities I, Ser 2007-S7, Cl M2
6.000%, 07/25/37	936	51
Residential Funding Mortgage Securities I, Ser 2007-S7, Cl M1
6.000%, 07/25/37	1,969	234
Salomon Brothers Mortgage Securities VII, Ser 2000-C1, Cl A2
7.520%, 12/18/09 (B)	5,087	5,127
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.912%, 04/25/35 (B)	4,122	2,442
Structured Asset Mortgage Investments, Ser 2006-AR7, Cl A12
0.559%, 08/25/36 (B)	2,939	593
Structured Asset Securities, Ser 2005-16, Cl 1A2
5.500%, 09/25/35	3,750	2,585
Structured Asset Securities, Ser 2006-NC1, Cl A4
0.459%, 05/25/36 (B)	1,200	546
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
1.688%, 04/25/47 (B)	9,029	2,740
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl B9
1.509%, 01/25/45 (B)	1,165	17

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2009

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 4A1
4.992%, 10/25/35 (B)	$1,053	$857

		123,086

Total Mortgage-Backed Securities (Cost $413,256) ($ Thousands)		329,287

ASSET-BACKED SECURITIES — 40.6%
Automotive — 0.3%
Chase Manhattan Auto Owner Trust, Ser 2006-B, Cl A3
5.130%, 05/15/11	1,251	1,259
USAA Auto Owner Trust, Ser 2008-1, Cl A2
4.270%, 10/15/10	543	544

		1,803

Credit Cards — 8.1%
American Express Credit Account Master Trust, Ser 2003-3, Cl A
1.670%, 05/15/12 (B)	5,040	5,040
American Express Credit Account Master Trust, Ser 2005-8, Cl A
0.374%, 06/17/13 (B)	3,000	2,931
American Express Credit Account Master Trust, Ser 2008-8, Cl A
1.444%, 04/15/13 (B)	5,000	4,970
American Express Issuance Trust, Ser 2008-1, Cl A
1.294%, 12/15/10 (B)	5,000	5,018
Bank of America Credit Card Trust, Ser 2006-A6, Cl A6
0.374%, 11/15/13 (B)	3,450	3,364
Bank of America Credit Card Trust, Ser 2007-A7, Cl A7
0.344%, 08/15/12 (B)	3,000	2,979
Bank One Issuance Trust, Ser 2002-A6, Cl A
0.534%, 06/15/12 (B)	5,020	5,016
Capital One Multi-Asset Execution Trust, Ser 2005-A3, Cl A3
4.050%, 03/15/13	967	986
Capital One Multi-Asset Execution Trust, Ser 2006-A13, Cl A13
0.324%, 08/15/12 (B)	3,000	2,991
Chase Issuance Trust, Ser 2005-A13, Cl A13
0.384%, 02/15/13 (B)	3,000	2,952
Chase Issuance Trust, Ser 2005-A8, Cl A8
0.384%, 10/15/12 (B)	2,500	2,470
Chase Issuance Trust, Ser 2006-A1, Cl A
0.384%, 06/15/09 (B)	3,000	2,945
Chase Issuance Trust, Ser 2006-A7, Cl A
0.354%, 02/15/13 (B)	3,586	3,527
Chase Issuance Trust, Ser 2007-A10
0.384%, 06/16/14 (B)	3,450	3,329
MBNA Credit Card Master Note Trust, Ser 2003-A4, Cl A4
0.564%, 09/17/12 (B)	5,000	4,967
MBNA Credit Card Master Note Trust, Ser 2005-A6, Cl A6
4.500%, 01/15/13	1,161	1,195

		54,680

Mortgage Related Securities — 14.6%
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A2
0.399%, 09/25/36 (B)	3,981	3,448
ACE Securities, Ser 2003-NC1, Cl M
1.479%, 07/25/33 (B)	3,600	1,977
ACE Securities, Ser 2003-OP1, Cl M1
1.009%, 12/25/33 (B)	1,750	823
ACE Securities, Ser 2005-HE2, Cl M3
0.789%, 04/25/35 (B)	2,235	1,148
ACE Securities, Ser 2005-HE7, Cl A2D
0.639%, 11/25/35 (B)	3,000	1,414
ACE Securities, Ser 2005-HE7, Cl A1B2
0.609%, 11/25/35 (B)	2,583	1,096
ACE Securities, Ser 2006-HE1, Cl A2B
0.439%, 02/25/36 (B)	569	551
ACE Securities, Ser 2006-OP1, Cl M2
0.599%, 04/25/36 (B)	4,325	88
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.359%, 01/25/34 (B)	173	66
Aegis Asset-Backed Securities Trust, Ser 2005-4, Cl 1A3
0.579%, 10/25/35 (B)	188	169
Ameriquest Mortgage Securities, Ser 2003-2, Cl M1
1.659%, 03/25/33 (B)	1,911	985
Argent Securities, Ser 2003-W5, Cl M1
1.009%, 10/25/33 (B)	1,000	535
Argent Securities, Ser 2003-W9, Cl M1
0.999%, 03/25/34 (B)	2,274	1,374
Argent Securities, Ser 2006-M3, Cl A2B
0.409%, 10/25/36 (B)	5,500	3,803
Argent Securities, Ser 2006-W2, Cl A2B
0.499%, 03/25/36 (B)	2,361	1,140
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.059%, 03/25/34 (B)	804	514
Asset-Backed Funding Certificates, Ser 2006-HE1, Cl A2A
0.369%, 01/25/37 (B)	818	661

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2009

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Asset-Backed Funding Certificates, Ser 2006-HE1, Cl A2C
0.469%, 01/25/37 (B)	$1,285	$335
Asset-Backed Funding Certificates, Ser 2006-OPT1, Cl A3C2
0.459%, 09/25/36 (B)	2,540	1,115
Asset-Backed Funding Certificates, Ser 2006-OPT1, Cl M2
0.599%, 09/25/36 (B)	2,000	64
Asset-Backed Funding Certificates, Ser 2006-OPT3, Cl A3B
0.469%, 11/25/36 (B)	1,255	645
Asset-Backed Securities Home Equity, Ser 2003-HE5, Cl M1
1.469%, 09/15/33 (B)	2,684	1,584
Asset-Backed Securities Home Equity, Ser 2006-HE2, Cl M3
0.699%, 03/25/36 (B)	2,789	3
Asset-Backed Securities Home Equity, Ser 2006-HE3, Cl A4
0.479%, 03/25/36 (B)	4,382	2,816
Bear Stearns Asset-Backed Securities Trust, Ser 2006-HE7, Cl 2A2
0.469%, 08/25/36 (B)	4,600	1,930
Bear Stearns Asset-Backed Securities Trust, Ser 2006-HE9, Cl 1A2
0.459%, 11/25/36 (B)	3,430	966
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl G
5.991%, 09/11/42 (C)	955	67
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF2
2.650%, 04/25/34 (D)	496	465
Citigroup Mortgage Loan Trust, Ser 2006-AR3, Cl 2A4A
5.894%, 06/25/36 (B)	1,787	1,054
Citigroup Mortgage Loan Trust, Ser 2006-AR6, Cl 1A1
6.058%, 08/25/36 (B)	3,007	2,104
Citigroup Mortgage Loan Trust, Ser 2006-FX1, Cl A1
0.409%, 10/25/36 (B)	73	54
Citigroup Mortgage Loan Trust, Ser 2006-NC1, Cl A2B
0.419%, 08/25/36 (B)	2,096	1,487
Citigroup Mortgage Loan Trust, Ser 2006-NC2, Cl A2B
0.469%, 09/25/36 (B)	5,780	1,969
Countrywide Asset-Backed Certificates, Ser 2006-S1, Cl A2
5.549%, 08/25/21	4,487	3,251
Green Tree Home Improvement Loan Trust, Ser 1997-E, Cl HEB1
7.530%, 01/15/29	3,003	2,702
HFC Home Equity Loan Asset-Backed Certificates, Ser 2007-3, Cl M1
2.566%, 11/20/36 (B)	3,000	1,089
Home Equity Asset NIM Trust, Ser 2003-4, Cl M2
2.709%, 10/25/33 (B)	1,145	715
Home Equity Asset Trust, Ser 2006-5, Cl 2A3
0.459%, 10/25/36 (B)	950	373
Home Equity Asset Trust, Ser 2006-6, Cl 2A3
0.459%, 11/25/36 (B)	2,015	352
Home Equity Asset Trust, Ser 2006-7, Cl 2A3
0.459%, 01/25/37 (B)	3,550	352
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
5.500%, 01/25/37 (D)	12,886	1,750
Home Equity Mortgage Trust, Ser 2007-2, Cl 2A1A
0.459%, 06/25/37 (B)	11,063	5,267
HSI Asset Securitization Trust, Ser 2006-HE2, Cl M1
0.549%, 12/25/36 (B)	2,235	10
IXIS Real Estate Capital Trust, Ser 2006-HE2, Cl A3
0.469%, 08/25/36 (B)	1,755	578
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.359%, 08/25/33 (B)	605	452
Master Asset-Backed Securities Trust, Ser 2006-AB1, Cl A2
0.539%, 02/25/36 (B)	2,620	1,634
Master Asset-Backed Securities Trust, Ser 2006-NC2, Cl A4
0.459%, 08/25/36 (B)	4,210	1,020
Merrill Lynch Mortgage Investors, Ser 2003-HE1, Cl M2
1.959%, 07/25/34 (B)	6	2
Merrill Lynch Mortgage Investors, Ser 2006-FF1, Cl A2A
0.379%, 08/25/36 (B)	883	875
Morgan Stanley ABS Capital I, Ser 2003-NC10, Cl M1
1.329%, 10/25/33 (B)	2,284	1,382
Morgan Stanley ABS Capital I, Ser 2006-HE3, Cl A2C
0.469%, 04/25/36 (B)	6,625	3,979
Morgan Stanley ABS Capital I, Ser 2006-HE4, Cl A2
0.409%, 06/25/36 (B)	264	258
Morgan Stanley ABS Capital I, Ser 2006-HE4, Cl A3
0.459%, 06/25/36 (B)	3,100	1,386
Morgan Stanley ABS Capital I, Ser 2006-HE5, Cl A2C
0.449%, 08/25/36 (B)	1,615	592
Morgan Stanley ABS Capital I, Ser 2006-HE5, Cl A2B
0.409%, 08/25/36 (B)	2,685	2,492
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.409%, 10/25/36 (B)	7,000	3,909

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2009

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2C
0.449%, 10/25/36 (B)	$1,935	$519
Morgan Stanley ABS Capital I, Ser 2007-HE7, Cl B1
2.559%, 07/25/37 (B)	3,000	90
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.734%, 02/25/33 (B)	234	142
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.309%, 04/25/33 (B)	129	56
Morgan Stanley Mortgage Loan Trust, Ser 2006-17XS, Cl A1
0.429%, 10/25/46 (B)	174	145
Nationstar Home Equity Loan Trust, Ser 2007-C2, Cl 2AV1
0.369%, 06/25/37 (B)	1,906	1,714
Nomura Home Equity Loan, Ser 2006-HE3, Cl 2A1
0.349%, 07/25/36 (B)	810	690
Novastar Home Equity Loan, Ser 2006-2, Cl A2B
0.419%, 06/25/36 (B)	2,480	2,192
Option One Mortgage Loan Trust, Ser 2003-5, Cl M1
0.959%, 08/25/33 (B)	453	217
Option One Mortgage Loan Trust, Ser 2005-5, Cl M1
0.699%, 12/25/35 (B)	1,550	404
Option One Mortgage Loan Trust, Ser 2005-5, Cl 5A3
0.519%, 12/25/35 (B)	3,885	2,704
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.409%, 02/25/37 (B)	1,500	698
Option One Mortgage Loan Trust, Ser 2007-HL1, Cl 2A1
0.557%, 02/25/38 (B)	8,183	6,761
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.629%, 01/25/36 (B)	2,800	1,425
Residential Funding Mortgage Securities II, Ser 2006-HI5, Cl A1
0.409%, 08/25/19 (B)	133	125
Resmae Mortgage Loan Trust, Ser 2006-1, Cl A2B
0.459%, 02/25/36 (B) (C)	6,979	3,125
Soundview Home Equity Loan Trust, Ser 2006-3, Cl A2
0.399%, 11/25/36 (B)	701	670
Soundview Home Equity Loan Trust, Ser 2006-OPT4, Cl 2A2
0.399%, 06/25/36 (B)	2,570	2,476
Structured Asset Investment Loan Trust, Ser 2003-BC4, Cl M2
3.309%, 06/25/33 (B)	952	484
Terwin Mortgage Trust, Ser 2006-2HGS, Cl A1
4.500%, 03/25/37 (B) (C)	7,937	1,483
Terwin Mortgage Trust, Ser 2006-4SL, Cl A1
4.500%, 05/25/37 (B) (C)	7,722	1,705
Terwin Mortgage Trust, Ser 2006-6, Cl 1A1
4.500%, 07/25/37 (B)	85	11
Wells Fargo Home Equity Trust, Ser 2004-2, Cl M8A
3.309%, 05/25/34 (B) (C)	705	54

		98,760

Other Asset-Backed Securities — 17.6%
1776 CLO, Ser 2006-1A, Cl B
1.424%, 05/08/20 (B) (C)	5,000	1,750
Ameriquest Mortgage Securities, Ser 2005-R11, Cl A2C
0.539%, 01/25/36 (B)	2,253	1,912
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.509%, 05/25/35 (B)	525	461
Anthracite CDO I, Ser 2004-1A, Cl A
0.669%, 03/23/19 (B) (C)	5,957	1,489
Argent Securities, Ser 2005-W4, Cl A2C
0.609%, 02/25/36 (B)	1,483	1,288
Argent Securities, Ser 2006-W4, Cl A2B
0.419%, 05/25/36 (B)	2,070	1,899
Bear Stearns Asset-Backed Securities Trust, Ser 2006-3, Cl A1
0.459%, 08/25/36 (B)	1,144	1,004
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.629%, 10/25/35 (B)	5,123	4,519
Carrington Mortgage Loan Trust, Ser 2006-NC1, Cl A2
0.469%, 01/25/36 (B)	2,318	2,184
Carrington Mortgage Loan Trust, Ser 2006-NC3, Cl A1
0.359%, 08/25/36 (B)	104	102
CenterPoint Energy Transition Bond LLC, Ser 2001-1, Cl A3
5.160%, 09/15/11	1,188	1,202
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/36 (D)	6,900	5,738
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl A3
0.459%, 10/25/36 (B)	6,265	3,106
CNH Equipment Trust, Ser 2008-B, Cl A2B
1.344%, 04/15/11 (B)	1,444	1,445
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.539%, 09/25/34 (B)	129	80
Countrywide Asset-Backed Certificates, Ser 2005-7, Cl MV8
1.759%, 11/25/35 (B)	1,400	78

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2009

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Asset-Backed Certificates, Ser 2005-AB1, Cl A2
0.519%, 08/25/35 (B)	$2,929	$2,429
Countrywide Asset-Backed Certificates, Ser 2006-3, Cl 2A2
0.489%, 06/25/36 (B)	3,904	2,477
Countrywide Asset-Backed Certificates, Ser 2006-6, Cl 2A3
0.589%, 09/25/36 (B)	855	182
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-27, Cl B1
5.500%, 12/25/35	1,618	230
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 1A1
5.377%, 02/20/36 (B)	3,025	1,159
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HYB9, Cl 1A2
5.013%, 02/20/36 (B)	390	63
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-17, Cl M
6.229%, 10/25/37 (B)	5,786	418
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2008-2R, Cl A1
6.000%, 12/25/36	3,336	2,224
CPL Transition Funding LLC, Ser 2002-1, Cl A3
5.560%, 01/15/12	2,055	2,093
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB2, Cl M1
0.749%, 04/25/36 (B)	297	156
Crest Ltd., Ser 2002-IGA, Cl A
1.523%, 07/28/17 (B) (C)	5,933	4,676
Crest Ltd., Ser 2003-1A, Cl B1
1.614%, 05/28/38 (B) (C)	6,000	1,860
CSAB Mortgage Backed Trust, Ser 2006-4, Cl A1A
5.868%, 12/25/36 (D)	294	260
Fieldstone Mortgage Investment, Ser 2006-3, Cl 2A3
0.469%, 11/25/36 (B)	820	217
Fieldstone Mortgage Investment, Ser 2006-3, Cl 2A1
0.379%, 11/25/36 (B)	285	225
Fieldstone Mortgage Investment, Ser 2006-3, Cl M1
0.569%, 11/25/36 (B)	5,680	30
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF11, Cl 2A1
0.349%, 08/25/36 (B)	162	158
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF14, Cl A2
0.369%, 10/25/36 (B)	1,510	1,285
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF15, Cl A5
0.469%, 11/25/36 (B)	885	132
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF18, Cl A2C
0.469%, 11/25/36 (B)	2,800	722
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.559%, 06/25/36 (B)	20,000	207
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.429%, 09/25/26 (B)	662	69
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.439%, 12/25/26 (B)	268	49
Fremont Home Loan Trust, Ser 2006-A, Cl M2
0.629%, 05/25/36 (B)	2,320	10
Fremont Home Loan Trust, Ser 2006-A, Cl 2A3
0.469%, 05/25/36 (B)	5,500	2,364
Fremont Home Loan Trust, Ser 2006-B, Cl 2A3
0.469%, 08/25/36 (B)	1,550	360
Fremont Home Loan Trust, Ser 2006-C, Cl 2A1
0.359%, 10/25/36 (B)	855	586
Fremont Home Loan Trust, Ser 2006-D, Cl 2A1
0.369%, 11/25/36 (B)	1,269	1,171
GSAMP Trust, Ser 2005-HE4, Cl A2C
0.679%, 07/25/45 (B)	2,375	2,077
GSAMP Trust, Ser 2005-HE5, Cl A2C
0.549%, 11/25/35 (B)	122	121
GSAMP Trust, Ser 2005-WMC1, Cl A4
0.689%, 09/25/35 (B)	1,613	1,370
GSAMP Trust, Ser 2006-FM2, Cl A2A
0.379%, 09/25/36 (B)	157	149
GSAMP Trust, Ser 2006-HE2, Cl A2
0.489%, 03/25/46 (B)	2,198	1,504
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.599%, 11/25/35 (B)	14,687	9,792
HSI Asset Securitization Trust, Ser 2007-NC1, Cl A4
0.589%, 04/25/37 (B)	5,500	1,436
JPMorgan Mortgage Acquisition, Ser 2006-FRE1, Cl A3
0.499%, 05/25/35 (B)	1,365	997
Lehman XS Trust, Ser 2006-12N, Cl M5
0.909%, 08/25/46 (B)	840	11

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2009

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lehman XS Trust, Ser 2006-19, Cl A1
0.409%, 12/25/36 (B)	$186	$152
Lehman XS Trust, Ser 2006-20, Cl A1
0.409%, 01/25/37 (B)	603	417
Lehman XS Trust, Ser 2006-2N, Cl M5
1.459%, 02/25/46 (B)	1,221	23
Long Beach Mortgage Loan Trust, Ser 2005-WL2, Cl M1
0.779%, 08/25/35 (B)	2,600	935
Long Beach Mortgage Loan Trust, Ser 2006-1, Cl M2
0.719%, 02/25/36 (B)	2,115	11
Long Beach Mortgage Loan Trust, Ser 2006-WL1, Cl 1A3
0.639%, 01/25/46 (B)	2,566	646
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
4.676%, 07/25/35 (B)	1,937	1,233
Merrill Lynch Mortgage Investors, Ser 2007-SL1, Cl A1
0.609%, 02/25/37 (B)	569	21
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.629%, 11/25/35 (B)	5,850	3,276
Morgan Stanley ABS Capital I, Ser 2006-NC5, Cl A2A
0.349%, 10/25/36 (B)	1,091	1,011
Morgan Stanley ABS Capital I, Ser 2006-WMC2, Cl A2C
0.459%, 07/25/36 (B)	7,970	2,131
Morgan Stanley IXIS Real Estate Capital Trust, Ser 2006-2, Cl A3
0.459%, 11/25/36 (B)	3,870	943
National Collegiate Student Loan Trust, Ser 2004-2, Cl 2C
1.109%, 12/26/33 (B)	250	24
National Collegiate Student Loan Trust, Ser 2006-3, Cl C
0.779%, 02/25/32 (B)	5,850	566
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.559%, 12/25/35 (B)	9,688	7,336
New Century Home Equity Loan Trust, Ser 2006-1, Cl M2
0.669%, 05/25/36 (B)	1,500	68
RAAC Series, Ser 2006-SP4, Cl A1
0.409%, 11/25/36 (B)	164	145
Residential Asset Mortgage Products, Ser 2006-NC2, Cl A2
0.499%, 02/25/36 (B)	2,730	1,929
SACO I, Ser 2005-10, Cl 2A1
0.569%, 01/25/36 (B)	10,343	3,494
SACO I, Ser 2005-9, Cl A1
0.559%, 12/25/35 (B)	4,051	862
SACO I, Ser 2005-WM3, Cl A1
0.829%, 09/25/35 (B)	1,975	624
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-FR5, Cl A1A
0.599%, 08/25/35 (B)	2,322	2,110
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-HE1, Cl A1A
0.609%, 10/25/35 (B) (C)	1,857	1,803
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-HE1, Cl A3C
0.639%, 10/25/35 (B)	1,257	1,059
Securitized Asset-Backed Receivables LLC Trust, Ser 2006-FR4, Cl A2A
0.389%, 08/25/36 (B)	1,082	643
Securitized Asset-Backed Receivables LLC Trust, Ser 2007-NC1, Cl A2B
0.459%, 12/25/36 (B)	3,200	856
SLM Student Loan Trust, Ser 2006-C, Cl C
1.450%, 12/15/39 (B)	5,400	2,212
Specialty Underwriting & Residential Finance, Ser 2005-AB3, Cl A2B
0.559%, 09/25/36 (B)	4,153	3,173
Specialty Underwriting & Residential Finance, Ser 2006-BC5, Cl A2D
0.459%, 11/25/37 (B)	7,336	1,752
Specialty Underwriting & Residential Finance, Ser 2006-BC5, Cl M1
0.549%, 11/25/37 (B)	4,200	30
Structured Asset Investment Loan Trust, Ser 2006-BNC3, Cl A3
0.459%, 09/25/36 (B)	11,000	4,497
Structured Asset Securities, Ser 2006-BC6, Cl A4
0.479%, 01/25/37 (B)	3,700	1,083
Structured Asset Securities, Ser 2006-GEL4, Cl A1
0.429%, 10/25/36 (B) (C)	255	198
Structured Asset Securities, Ser 2007-BC1, Cl A4
0.439%, 02/25/37 (B)	5,100	1,439
Terwin Mortgage Trust, Ser 2006-17HE, Cl A2A
0.389%, 01/25/38 (B) (C)	324	178

		118,406

Total Asset-Backed Securities (Cost $487,530) ($ Thousands)		273,649

CORPORATE OBLIGATIONS — 7.5%
Consumer Discretionary — 1.0%
Home Depot
5.400%, 03/01/16	1,000	981
JC Penney
6.375%, 10/15/36	2,000	1,526

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2009

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Time Warner
1.150%, 11/13/09 (B)	$3,000	$2,989
Yum! Brands
6.875%, 11/15/37	1,500	1,334

		6,830

Consumer Staples — 0.6%
CVS Caremark
0.968%, 06/01/10 (B)	3,205	3,170
Roche Holdings
5.000%, 03/01/14 (C)	1,000	1,043

		4,213

Energy — 1.5%
Anadarko Petroleum
1.720%, 09/15/09 (B)	3,000	2,996
ConocoPhillips
4.750%, 02/01/14	2,000	2,078
Devon Energy
6.300%, 01/15/19	2,000	2,073
Rockies Express Pipeline LLC
4.250%, 08/20/09 (B) (C)	3,000	3,001

		10,148

Financials — 1.5%
Allstate
6.125%, 05/15/37 (B)	2,000	1,460
Caterpillar Financial Services MTN
6.125%, 02/17/14	750	774
Discover Financial Services
6.450%, 06/12/17	695	564
General Electric Capital
6.517%, 11/15/67 (B)	2,000	1,412
Merrill Lynch MTN
0.439%, 08/14/09 (B)	1,285	1,279
MetLife
6.400%, 12/15/36	1,500	1,065
Shinsei Finance Cayman Ltd.
6.418%, 01/29/49 (B) (C)	2,235	693
Simon Property Group
4.875%, 03/18/10 ‡	500	495
Xstrata Finance Dubai
1.270%, 11/13/09 (B) (C)	2,400	2,363

		10,105

Health Care — 0.5%
Pfizer
5.350%, 03/15/15	500	538
UnitedHealth Group
1.407%, 06/21/10 (B)	3,000	2,945

		3,483

Industrials — 0.2%
Fisher Scientific International
6.125%, 07/01/15	1,500	1,500

Information Technology — 0.1%
Hewlett-Packard
4.750%, 06/02/14	650	681

Materials — 0.1%
Rio Tinto Finance USA
5.875%, 07/15/13	1,000	977

Telecommunication Services — 0.9%
News America Holdings
7.700%, 10/30/25	2,000	1,697
Sprint Capital
6.875%, 11/15/28	2,000	1,400
Verizon Communications
8.750%, 11/01/18	1,000	1,190
Verizon Wireless Capital LLC
5.550%, 02/01/14 (C)	1,500	1,586

		5,873

Utilities — 1.1%
Nisource Finance
1.231%, 11/23/09 (B)	3,082	3,036
Ohio Power
1.346%, 07/06/09 (B)	4,120	4,066

		7,102

Total Corporate Obligations (Cost $54,818) ($ Thousands)		50,912

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
FHLB
0.170%, 07/21/09 (A) (E)	600	600

Total U.S. Government Agency Obligation (Cost $600) ($ Thousands)		600

CONVERTIBLE BOND — 0.1%
National City CV to 52.8709
4.000%, 02/01/11	750	713

Total Convertible Bond (Cost $700) ($ Thousands)		713

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.130%, 06/25/09 (A) (E)	1,200	1,200

Total U.S. Treasury Obligation (Cost $1,200) ($ Thousands)		1,200

CASH EQUIVALENT — 28.2%
SEI Daily Income Trust, Prime
Obligation Fund, Cl A, 0.260%*	189,828,235	189,828

Total Cash Equivalent (Cost $189,828) ($ Thousands)		189,828

Total Investments — 125.5% (Cost $1,147,932) ($ Thousands)		$846,189

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2009

SEI LIBOR Plus Portfolio

A summary of outstanding futures contracts held by the Portfolio at May 31, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Depreciation ($ Thousands)
U.S. 5-Year Note	(123)	Sep-2009	$(67)
U.S. 5-Year Note	5	Sep-2009	(4)
U.S. 10-Year Note	(184)	Sep-2009	(170)
U.S. 10-Year Note	3	Sep-2009	(6)
U.S. Long Treasury Bond	(5)	Sep-2009	(5)

			$(252)

A summary of outstanding swap agreements held by the Portfolio at May 31, 2009, is as follows:

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate		Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	Radian Group Inc., 7.750%, 06/01/11	Buy	(0.39	) %	12/20/13	$4,375	$1,379
Bank of America	Radian Group Inc., 7.750%, 06/01/11	Buy	(0.39)		12/20/13	250	79
JPMorgan Chase Bank	Hasbro Inc., 2.750%, 12/01/21	Buy	(0.39)		12/20/11	4,250	4
JPMorgan Chase Bank	Hasbro Inc., 2.750%, 12/01/21	Buy	(0.39)		12/20/11	250	—
JPMorgan Chase Bank	Jones Apparel Group, 5.125%, 11/15/14	Buy	(0.77)		12/20/11	1,750	89
JPMorgan Chase Bank	Jones Apparel Group, 5.125%, 11/15/14	Buy	(0.77)		12/20/11	250	15
JPMorgan Chase Bank	Radian Group Inc., 7.750%, 06/01/11	Buy	(0.39)		12/20/13	4,250	1,328
JPMorgan Chase Bank	Radian Group Inc., 7.750%, 06/01/11	Buy	(0.39)		12/20/13	250	84
JPMorgan Chase Bank	Southwest Airlines Co., 6.500%, 03/01/12	Buy	(0.27)		12/20/11	4,250	132
JPMorgan Chase Bank	Southwest Airlines Co., 6.500%, 03/01/12	Buy	(0.27)		12/20/11	250	6
Merrill Lynch	MDC Holdings Inc., 5.500%, 05/15/13	Buy	(0.90)		12/20/11	4,250	(25)
Merrill Lynch	MDC Holdings Inc., 5.500%, 05/15/13	Buy	(0.90)		12/20/11	250	—
Merrill Lynch	Southwest Airlines Co., 6.500%, 03/01/12	Buy	(0.27)		12/20/11	4,375	136
Merrill Lynch	Southwest Airlines Co., 6.500%, 03/01/12	Buy	(0.27)		12/20/11	250	6

							$3,233

Interest Rate Swaps

Counterparty	Portfolio Pays	Portfolio Receives	Temination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase	4.45%	3-month LIBOR	11/08/09	$11,000	$(201)
JPMorgan Chase	4.40	3-month LIBOR	11/07/09	9,000	(162)

					$(363)

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2009

SEI LIBOR Plus Portfolio

Percentages are based on a Net Assets of $674,257 ($ Thousands)

*	Investment in affiliated security (see Note 3). Rate shown is the 7-day effective yield as of May 31, 2009.

‡	Real Estate Investment Trust.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2009. The date reported on the Schedule of Investments is the maturity date. The effective date may be shorter.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on May 31, 2009. The coupon on a step bond changes on a specified date.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CV — Convertible Security

FHLB — Federal Home Loan MortgageBank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

IO — Interest Only - face amount represents notional amount

LIBOR — London InterBank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

NIM — Net Interest Margin

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

SEI Alpha Strategy Porfolios, LP

Statement of Assets and Liabilities ($ Thousands)

May 31, 2009

SEI LIBOR Plus Portfolio
Assets
Investments, at value (cost $958,104)	$656,361
Affiliated investment, at value (cost $189,828)	189,828
Cash held as collateral for swap contracts	356
Swap contracts, at value (premiums $1,321)	4,554
Interest receivable	2,091
Securities sold receivable	506
Receivable for variation margin	69
Prepaid expenses	9

Total assets	853,774

Liabilities
Securities purchased payable	173,986
Margin Call	4,674
Swap contracts, at value (premiums $–)	363
Payable for variation margin	272
Advisory fees payable	88
Trustees fees payable	3
Chief Compliance Officer fees payable	1
Accrued expenses and other liabilities	130

Total liabilities	179,517

Net assets	$674,257

Net Assets:
Paid-in-capital (unlimited authorization - no par value)	$1,285,080
Undistributed net investment income	110,590
Accumulated net realized loss on investments, futures contracts, option contracts, swap contracts and foreign currency transactions	(422,346)
Net unrealized depreciation on investments	(301,743)
Net unrealized depreciation on futures contracts	(252)
Net unrealized appreciation on swap contracts	2,870
Net unrealized appreciation on foreign currency and translation of other assets and liabilities denominated in foreign currency	58

Net assets	$674,257

Net asset value per share (based on 114,121,190 shares outstanding)	$5.91

Amounts designated as “–” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

SEI Alpha Strategy Porfolios, LP

Statement of Operations ($ Thousands)

For the year ended May 31, 2009

SEI LIBOR Plus Portfolio
Investment income:
Interest	$46,879
Dividends from affiliated security	2,901

Total investment income	49,780

Expenses:
Advisory fees	3,001
Administration fees	500
Professional fees	140
Custody fees	45
Offering costs	20
Printing expense	8
Other expenses	145

Total expenses	3,859

Waivers of expenses:
Administration fees	(500)
Advisory fees	(1,425)

Net expenses	1,934

Net investment income	47,846

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(171,197)
Futures contracts	(10,445)
Swap contracts	(181,732)
Foreign currency transactions	5
Net change in unrealized appreciation (depreciation) on:
Investments	(164,500)
Futures contracts	1,440
Swap contracts	(8,078)
Foreign currency and translation of other assets and liabilities denominated in foreign currency	(204)

Net realized and unrealized loss from investments	(534,711)

Net decrease in net assets resulting from operations	$(486,865)

See accompanying notes to financial statements.

SEI Alpha Strategy Porfolios, LP

Statement of Changes in Net Assets ($ Thousands)

	SEI LIBOR Plus Portfolio
	Year Ended May 31, 2009	August 31, 2007† to May 31, 2008
Decrease in net assets from operations:
Net investment income	$47,846	$62,744
Net realized loss from investments, futures contracts, written options and swap contracts	(363,374)	(58,986)
Net realized gain on foreign currency transactions	5	9
Net change in unrealized depreciation on investments, futures contracts and swap contracts	(171,138)	(127,987)
Net change in unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	(204)	262

Net decrease in net assets resulting from operations	(486,865)	(123,958)

Capital
Capital subscriptions	124,889	1,815,631 *
Capital redemptions	(539,500)	(115,940)

Net increase (decrease) in net assets resulting from capital	(414,611)	1,699,691

Net increase (decrease) in net assets	(901,476)	1,575,733

Net assets beginning of year	1,575,733	—

Net assets end of year (Including undistributed net investment income of $110,590 and $62,744, respectively)	$674,257	$1,575,733

†	Commencement of operations.

*	Includes subscriptions as a result of an in-kind transfer of securities (see Note 9).

Amounts designated as “–” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

SEI Alpha Strategy Porfolios, LP

Financial Highlights

	SEI LIBOR Plus Portfolio
	Year Ended May 31, 2009	August 31, 2007† to May 31, 2008
These financial highlights reflect data for a share outstanding throughout the period:
Net asset value, beginning of period	$9.28	$10.00

Investment operations
Net investment income(a)	0.36	0.37
Net realized and unrealized loss on securities(a)	(3.73)	(1.09)

Total from investment operations	(3.37)	(0.72)

Net asset value, end of period	$5.91	$9.28

Total Return(b)	(36.31)%	(7.20)%

Net assets, end of period (000)	$674,257	$1,575,733

Ratios to average net assets:
Expenses, net of waivers	0.19%	0.16	%(c)
Expenses, gross of waivers	0.38%	0.38	%(c)
Net investment income	4.77%	5.25	%(c)
Portfolio turnover(b)	282%	264%

†	Commencement of operations.

(a)	Calculated based on average shares outstanding during the period.

(b)	Returns and turnover rates are for the period indicated and have not been annualized.

(c)	Annualized.

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2009

(1)	Organization and Nature of Operations

SEI Alpha Strategy Portfolios, LP (the “Fund”) is a Delaware limited partnership established on May 22, 2007 and commenced operations on August 31, 2007 pursuant to its Agreement of Limited Partnership dated June 29, 2007. The Partnership Agreement permits the Fund to offer separate series (“series”) of units of limited partnership interest (“shares”) and separate classes of shares of such series. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was established to facilitate the investment needs of registered investment company clients and institutional clients (“Clients”) of SEI Investments Management Corporation (“SIMC” or the “Investment Adviser”) the investment adviser to the Fund. The Fund intends to establish various Series that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC’s Clients.

The Fund has currently established a series of units of limited partnership interest representing interests in one portfolio: SEI LIBOR Plus Portfolio (the “Portfolio”), which commenced operations on August 31, 2007. SIMC also serves as the Investment Adviser to the Portfolio. The Portfolio’s investment objective is to seek to maximize total return consistent with the preservation of capital and prudent investment management. Through allocation of the Portfolio’s assets among multiple sub-advisers that use different investment strategies, the Portfolio seeks to produce a total return that exceeds the total return of the Merrill Lynch 3-Month Constant Maturity LIBOR (London Interbank Offered Rate).

As of May 31, 2009, registered investment companies affiliated with the Investment Adviser owned 100% of the Portfolio.

SEI Investment Strategies, LLC (the “General Partner”), a Delaware limited liability company, serves as the General Partner to the Fund. The General Partner has sole and exclusive authority to manage the operations and business of the Fund, although it has delegated its investment authority to the Investment Adviser.

(2)	Significant Accounting Policies

(a)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(b)	Valuation of Investments

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon

19	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2009

(b)	Valuation of Investments (continued)

valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Directors. The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Portfolio’s Board of Directors. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculated its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Fair Value Committee meeting be called. In addition, the Portfolio’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the Portfolio holding the relevant securities that such limits have been exceeded. In such event, the investment adviser or sub-adviser makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

20	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2009

(b)	Valuation of Investments (continued)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was adopted by the Portfolio effective June 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value in accordance with FAS 157 during the year ended May 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Portfolio’s investments in accordance with FAS 157 carried at value ($ Thousands):

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$189,828
Level 2 - Other Significant Observable Inputs	656,361
Level 3 - Significant Unobservable Inputs	—

Total	$846,189

21	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2009

(b)	Valuation of Investments (continued)

Valuation Inputs	Other Financial Instruments*
Level 1 - Quoted Prices	$(252)
Level 2 - Other Significant Observable Inputs	2,870
Level 3 - Significant Unobservable Inputs	—

Total	$2,618

*	Other financial instruments are futures and swaps which are valued at the unrealized appreciation/depreciation on the instrument.

(c)	Derivative Transactions

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008 and was adopted effective November 30, 2008. SFAS No. 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance, and cash flows.

The fair value of derivative instruments as of May 31, 2009 was as follows:

	Asset Derivatives			Liability Derivatives
	Year ended May 31, 2009 ($ Thousands)			Year ended May 31, 2009 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Asset and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133:
Interest rate contracts	Net Assets – Unrealized apprecation on swaps and futures contracts	$—		Net Assets – Unrealized deprecation on swaps and futures contracts	$(615	)*†
Credit contracts	Net Assets – Unrealized apprecation on swap contracts	3,233	†	Net Assets – Unrealized deprecation on swap contracts	—

Total Derivatives not accounted for as hedging instruments under Statement 133		$3,233			$(615)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

22	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2009

(c)	Derivative Transactions (continued)

The effect of derivative instruments on the Statement of Operations for the year ended May, 31 2009.

Amount of realized gain or loss on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments under Statement 133	Futures	Swaps	Total
Interest rate contracts	$(10,445)	$(197,186)	$(207,631)
Credit contracts	—	15,454	15,454

Total	$(10,445)	$(181,732)	$(192,177)

Change in unrealized appreciation or depreciation on derivatives recoginzed in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments under Statement 133	Futures	Swaps	Total
Interest rate contracts	$1,440	$(7,120)	$(5,680)
Credit contracts	—	(958)	(958)

Total	$1,440	$(8,078)	$(6,638)

(d)	Security Transactions, Investment Income and Realized Gain and Loss

Security transactions are accounted for on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolio estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

23	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2009

(d)	Security Transactions, Investment Income and Realized Gain and Loss (continued)

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

(e)	Repurchase Agreements

Securities pledged as collateral for repurchase agreements are held by the Portfolio’s custodian bank until the repurchase date of the repurchase agreement. The Portfolio also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Portfolio’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited. The Portfolio, as of May 31, 2009, had not entered into any repurchase agreements.

(f)	Compensating Balances

If the Portfolio has a cash overdraft in excess of $100,000, it is required to leave 112% in compensating balance with the custodian of the Portfolio, on the following day. If the Portfolio has a positive cash balance in excess of $100,000, it is allowed to overdraw 90% of the balance with the custodian on the following day.

(g)	Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolio does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Portfolio reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

24	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2009

(h)	Futures Contracts

The Portfolio utilized futures contracts during the year ended May 31, 2009. The Portfolio may purchase future contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. The Portfolio’s investments in futures contracts are for tactical hedging purposes as well as to enhance the Portfolio’s returns. Upon entering into such a contract, the Portfolio is required to deposit and maintain as collateral initial margin deposits of cash or securities as required by the exchange on which the contract is traded. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

(i)	Options/Swaptions Writing/Purchasing

The Portfolio may invest in financial options/swaptions contracts for the purpose of enhancing the Portfolio’s returns. When the Portfolio writes or purchases an option/swaption, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses.

The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions

As of May 31, 2009, the Portfolio did not hold any options/swaptions.

The risk in writing a call option/swaption is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Portfolio may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Portfolio pays a premium whether or not the option/swaption is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

25	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2009

(j)	Swap Agreements

The Portfolio may enter into swap contracts to manage interest rate risk and credit risk. The portfolio’s investments in swap contracts are mainly for tactical hedging purposes rather than leveraging. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

Credit-default swaps involve periodic payments by the Portfolio or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Total return swaps allow an investor to benefit from the cash flow from a security, without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Portfolio’s exposure to interest rates.

26	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2009

(j)	Swap Agreements (continued)

The Portfolio is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and the counterparty.

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Payments received or made are recorded as realized gains or loss. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Schedule of Investments. In connection with swap agreements cash and securities may be set aside as collateral by the Portfolio’s custodian. The Portfolio may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Portfolio’s value from changes in interest rates, or to expose the Portfolio to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

(k)	Delayed Delivery Transactions

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

27	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2009

(l)	Collateralized Debt Obligations

The Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(m)	Dividends and Distributions to Shareholders

The Portfolio allocates its net income daily as a dividend and is paid daily. Such dividends are allocated among the limited partners based upon each limited partner’s respective ownership percentage. The Portfolio makes distributions of capital gains, if any, at least annually.

(n)	Organization and Offering Costs

Costs incurred in connection with the organization of the Portfolio were expensed as incurred. Initial offering costs have been deferred and was amortized on a straight-line basis over the first twelve months of the Portfolio’s operations.

28	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2009

(3)	Investment Adviser, Administrator and Other Transactions

SIMC serves as investment adviser to the Portfolio and acts as the manager of managers of the Portfolio. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of the Portfolio. Effective December 1, 2008, SIMC has voluntarily agreed to waive a portion of its fee so that the total amount of expenses of the Portfolio, exclusive of short sale expenses, will not exceed 0.22% of the Portfolio’s average net assets. From April 1, 2008 to November 30, 2008, SIMC had voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Portfolio, exclusive of short sale expenses, would not exceed 0.18% of the Portfolio’s average daily net assets. Prior to April 1, 2008, SIMC had voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Portfolio, exclusive of short sale expense, would not exceed 0.16% of the Portfolio’s average daily net assets.

SIMC has entered into investment sub-advisory agreements with the following parties: Declaration Management & Research LLC and Hyperion Brookfield Asset Management, Inc. SIMC pays the sub- advisers out of the investment advisory fees it receives.

SEI Global Services, Inc. (the “Administrator”), serves as the Fund’s administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company. The Administrator provides certain administrative, accounting, and transfer agency services to the Portfolio. The services to be performed by the Administrator may be completed by one or more of its affiliated companies. The Portfolio pays the Administrator a fee equal to 0.05% (on an annualized basis) of the Portfolio’s Net Asset Value, which is accrued daily and is paid monthly in arrears.

Shares of the Portfolio are sold on a private placement basis in accordance with Regulation D under the 1933 Act. SEI Investments Distribution Co. (“SIDCo.”) acts as the placement agent for the shares of the Portfolio. SIDCo. is a wholly owned subsidiary of SEI Investments Company. SIDCo. receives no compensation for its services.

The Portfolio may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its index. Such investments are considered an “Investment in affiliated securities”, and are disclosed on the Schedule of Investments.

(4)	Allocation of Profits and Losses

For federal income tax purposes, the Portfolio’s items of income, gain, loss and deduction for each taxable year are allocated among the limited partners in such manner as to take account equitably of the variations between the Portfolio’s tax basis in and book value of its assets. Items of income, deduction, gain and loss for federal income tax purposes is allocated among the limited partners based upon each limited partner’s respective ownership percentage.

29	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2009

(5)	Capital Subscriptions and Redemptions

Shares of the Portfolio may be issued on any day that the New York Stock Exchange (“NYSE”) is open for business (a “business day”). The Portfolio calculates its net asset value (“NAV”) once each business day as of the close of normal trading on the NYSE (normally 4:00 pm Eastern Time).

Shares of the Portfolio may be redeemed on any business day. The sale price of each share will be the next NAV determined after the Portfolio receives the request.

Share transactions of the Portfolio for the year ended May 31, 2009, were as follows (Thousands):

Shares Issued	20,364
Shares Redeemed	(76,001)

Total Share Transactions	(55,637)

(6)	Investment Transactions

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments and futures, during the year ended May 31, 2009 were as follows ($ Thousands):

	U.S. Gov’t	Other	Total
Purchases	$2,666,345	$66,357	$2,732,702
Sales and Maturities	3,007,683	404,803	3,412,486

(7)	Federal Tax Information

The Portfolio’s taxable income or loss is reported by the limited partners individually. The liability for payment of federal and state income tax on the Portfolio’s earnings is the responsibility of its partners, rather than that of the Portfolio. Accordingly, no provision on liability for U.S. federal income taxes has been recorded in the financial statements.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

30	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2009

(7)	Federal Tax Information (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Portfolio at May 31, 2009, were as follows ($ Thousands):

Federal Tax cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
$1,147,932	$8,417	$(310,160)	$(301,743)

(8)	Concentrations/Risks

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications by the Portfolio to the counterparty to the contract. The Portfolios’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The Portfolio concentrates its investments in Mortgage-Backed Obligations which may cause greater fluctuations in market values. The market values of the Portfolio’s investments may also change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

(9)	In-Kind Transfer of Securities

During the period from August 31, 2007 (commencement of operations) to May 31, 2008, the Portfolio issued shares in exchange for securities at their current value on the date of the transaction from registered investment companies affiliated with the investment adviser.

Transaction Date	Shares Issued	Value
8/31/2007	95,340,268	$953,402,679

(10)	Recent Accounting Pronouncements

In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active (“FSP 157-3”), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have a material impact on the Portfolio’s approach to valuing financial assets.

31	(Continued)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2009

(10)	Recent Accounting Pronouncements (continued)

In April 2009, FASB Staff Position No. 157-4 — Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 — Fair Value Measurement. FSP 157-4 also requires entities to describe the inputs used in valuation techniques used to measure fair value changes and changes in inputs over the period. FSP 157-4 expands the three level hierarchy disclosure and level three roll-forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Portfolio’s financial statements.

In May 2009, the FASB issued SFAS No. 165, SUBSEQUENT EVENTS (“SFAS 165”). SFAS 165 provides authoritative accounting literature related to evaluating subsequent events that was previously addressed only in the auditing literature, and is largely similar to the current guidance in the auditing literature with some exceptions that are not intended to result in significant changes in practice. SFAS 165 defines subsequent events and also requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date. SFAS 165 is effective on a prospective basis for interim or annual financial periods ending after June 15, 2009. At this time, management is evaluating the impact of SFAS 165 on the Portfolio’s financial statements.

(11)	Other Matters (unaudited)

Due to volatility in the fixed income and equity markets, the market value of some of the Portfolio’s holdings may be materially different than shown in the Schedule of Investments (“SOI”). The values shown in the SOI were the market values as of May 31, 2009 and do not reflect any market events after May 31, 2009.

32	(Continued)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

SEI Alpha Strategy Portfolios, LP:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SEI Alpha Strategy Portfolios, LP (the “Fund”) comprising the SEI LIBOR Plus Portfolio, (the “Portfolio”), as of May 31, 2009, and the related statement of operations for the year then ended, statement of changes in net assets for the year or period in the two-year period then ended, and the financial highlights for the year or period in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of May 31, 2009, and the results of its operations for the year then ended, the changes in its net assets for the year or period in the two-year period then ended, and the financial highlights for the year or period in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

July 30, 2009

SEI Alpha Strategy Portfolios, LP

Disclosure of Fund Expenses (Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

•

Actual Portfolio Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

•

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/30/08	Ending Account Value 05/31/09	Annualized Expense Ratios	Expenses Paid During Period*
SEI LIBOR Plus Portfolio
Actual Fund Return	$1,000.00	$983.40	0.22%	$1.09
Hypothetical 5% Return	1,000.00	1,023.83	0.22	1.11

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Alpha Strategy Portfolios, LP (the “Fund”) has been established to facilitate the investment needs of registered investment company clients and institutional clients (“clients”) of SEI Investments Management Corporation (“SIMC”), the investment adviser to the Fund. The Fund intends to establish various portfolios that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC’s clients.

The Fund has currently established one series of units of limited partnership interest representing interests in one portfolio: the SEI LIBOR Plus Portfolio (the “Portfolio”). The Fund and SIMC have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Portfolio and may manage the cash portion of the Portfolio’s assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Fund’s Board of Directors (the “Board”), the Portfolio’s sub-advisers (the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. The Sub-Advisers also are responsible for managing their employees who provide services to the Portfolio. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Portfolio’s Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Directors or by a vote of the shareholders of the Portfolio; and (ii) by the vote of a majority of the Directors who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Portfolio’s Directors must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Fund’s Board of Directors calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Fund and SIMC and SIMC and the Sub-Advisers with respect to the Portfolio of the Fund. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Portfolio that the Board reviews during the course of each year, including information that relates to Portfolio operations and Portfolio performance. The Directors also receive a memorandum from Portfolio counsel and independent counsel to the Independent

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

Directors regarding the responsibilities of Directors in connection with their consideration of whether to renew the Fund’s Investment Advisory Agreements. Finally, the Independent Directors receive advice from independent counsel to the Independent Directors, meet in executive session outside the presence of Portfolio management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (b) SIMC’s and the Sub-Advisers’ investment management personnel; (c) SIMC’s and the Sub-Advisers’ operations and financial condition; (d) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Portfolio compared with the fees each charge to comparable mutual funds; (f) the Portfolio’s overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s and the Sub-Advisers’ profitability from their Portfolio-related operations; (h) SIMC’s and the Sub-Advisers’ compliance systems; (i) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (j) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (k) the Portfolio’s performance compared with similar mutual funds.

At the March 25, 2009 meeting of the Board of Directors, the Directors, including a majority of the Independent Directors, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Portfolio. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meeting and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Portfolio under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio;

•	the Portfolio’s investment performance and how it compared to that of other comparable mutual funds;

•	the Portfolio’s expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Portfolio, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Portfolio investors.

Nature, Extent and Quality of Services. The Board of Directors considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Portfolio and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio. In this regard, the Directors evaluated, among other things, SIMC’s and the Sub-Advisers’ personnel, experience, track record and compliance program. The Directors found the level of SIMC’s

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Portfolio and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio supported renewal of the Investment Advisory Agreements.

Portfolio Performance. The Board of Directors considered Portfolio performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Directors considered the Portfolio’s performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Directors considered the composition of each peer group and selection criteria. In evaluating performance, the Directors considered both market risk and shareholder risk expectations for the Portfolio. The Directors found Portfolio performance satisfactory, and where performance was below the benchmark, the Directors were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Portfolio Expenses. With respect to the Portfolio’s expenses under the Investment Advisory Agreements, the Directors considered the rate of compensation called for by the Investment Advisory Agreements and the Portfolio’s net operating expense ratio in comparison to those of other comparable mutual funds. The Directors also considered information about average expense ratios of comparable mutual funds in the Portfolio’s peer group. The Directors further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Directors considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Portfolio expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Portfolio’s net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Portfolio are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Directors considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Directors considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Portfolio by SIMC and the Sub-Advisers and their affiliates. The Directors found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Portfolio directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

Economies of Scale. The Directors considered the existence of any economies of scale and whether those were passed along to the Portfolio’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and it affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Portfolio obtains reasonable benefit from economies of scale.

Based on the Directors’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Directors did not identify any particular information that was all-important or controlling.

SEI Alpha Strategy Portfolios, LP

Trustees and Officers of the Fund (Unaudited)

The following chart lists Trustees and Officers as of June 25, 2009.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the directors, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name, Age and Address	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES

Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 62 yrs. old	Chairman of the Board of Trustees*	Since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Opportunity Fund, L.P., SEI Multi- Strategy Funds plc., and SEI Structured Credit Fund, L.P.

SEI Alpha Strategy Portfolios, LP

Trustees and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES (continued)

William M. Doran 1701 Market Street Philadelphia, PA 19103 69 yrs. old	Trustee*	Since 1982	Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to The Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited, and SEI Asset Korea Co., Ltd.

TRUSTEES

James M. Storey One Freedom Valley Drive, Oaks, PA 19456 78 yrs. old	Trustee	Since 1995	Attorney, sole practitioner since 1994. Partner, Dechert Price & Rhoads, September 1987-December 1993.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, and U.S. Charitable Gift Trust.

George J. Sullivan Jr. One Freedom Valley Drive, Oaks, PA 19456 66 yrs. old	Trustee	Since 1996	Self-employed consultant, Newfound Consultants, Inc. since April 1997.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, SEI Opportunity Fund, L.P., SEI Structured Credit Fund L.P. and member of the independent review committee for SEI’s Canadian-registered mutual funds.

SEI Alpha Strategy Portfolios, LP

Trustees and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)

Rosemarie B. Greco One Freedom Valley Drive, Oaks, PA 19456 63 yrs. old	Trustee	Since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003. Founder and Principal, Grecoventures Ltd. from 1999 to 2002.	80	Director, Sonoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.

Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 52 yrs. old	Trustee	Since 2003	Founder and Managing Director, Avec Capital, since April 2008. Managing Director, Cue Capital from March 2002 to March 2008	80	Director of SEI Opportunity Fund, L.P., and SEI Structured Credit Fund, L.P.

James M. Williams One Freedom Valley Drive, Oaks, PA 19456 61 yrs. old	Trustee	Since 2004	Vice President and Chief investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002.	80	Trustee/Director of Ariel Mutual Funds, SEI Opportunity Fund, L.P., and SEI Structured Credit Fund, L.P.

Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 67 yrs. old	Trustee	Since 2007	Private Investor since 1994.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.

SEI Alpha Strategy Portfolios, LP

Trustees and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)

Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 66 yrs. old	Trustee	Since 2008	Retired since 2005.	80	Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003- December 2005. Director, Colonial BancGroup, Inc., 2003-present. Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation), 2007-present.

OFFICERS

Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 62 yrs. old	President & CEO	Since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A

SEI Alpha Strategy Portfolios, LP

Trustees and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)

Stephen F. Panner One Freedom Valley Drive, Oaks, PA 19456 39 yrs. old	Controller & Chief Financial Officer	Since 2005	Fund Accounting Director of the Administration since 2005. Fund Administration Manager, Old Mutual Fund Services, 2000- 2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000- 2004. Assistant Treasurer, Old Mutual Advisors Fund, 2004-2005.	N/A	N/A

Russell Emery One Freedom Valley Drive, Oaks, PA 19456 46 yrs. old	Chief Compliance Officer	Since 2006	Chief Compliance Officer of SEI Opportunity Fund, L.P., Bishop Street Funds, The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, L.P., since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.	N/A	N/A

SEI Alpha Strategy Portfolios, LP

Trustees and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)

Timothy D. Barto One Freedom Valley Drive, Oaks, PA 19456 41 yrs. old	Vice President & Secretary	Since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.	N/A	N/A

James Ndiaye One Freedom Valley Drive, Oaks, PA 19456 40 yrs. old	Vice President & Assistant Secretary	Since 2005	Vice President and Assistant Secretary of SIMC since 2005. Deutsche Asset Management (2003-2004).	N/A	N/A

Michael T. Pang One Freedom Valley Drive, Oaks, PA 19456 37 yrs. old	Vice President & Assistant Secretary	Since 2005	Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust’s Mutual Funds Group (2004). Counsel, Permal Asset Management (2001-2004).	N/A	N/A

SEI Alpha Strategy Portfolios, LP

Trustees and Officers of the Fund (Unaudited) (concluded)

Name, Age and Address	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)

Aaron Buser One Freedom Valley Drive, Oaks, PA 19456 38 yrs. old	Vice President & Assistant Secretary	Since 2008	Vice President and Assistant Secretary of SIMC since 2008. Associate at Stark & Stark (2004-2007). Associate at Flaster/Greenberg, P.C. (2000-2004).	N/A	N/A

David McCann One Freedom Valley Drive, Oaks, PA 19456 33 yrs. old	Vice President & Assistant Secretary	Since 2009	Vice President and Assistant Secretary of SIMC since 2009. Associate at Drinker, Bidder & Reath LLP, (2005-2008). Associate at Pepper, Hamilton, LLP, (2001-2005).	N/A	N/A

John J. McCue One Freedom Valley Drive, Oaks, PA 19456 46 yrs. old	Vice President	Since 2004	Director of Portfolio Implementations for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A

Andrew S. Decker One Freedom Valley Drive, Oaks, PA 19456 45 yrs. old	Anti-Money Laundering Compliance Officer	Since 2008	Compliance Officer and Product Manager, SEI, 2005-2008. Vice President, Old Mutual Capital, 2000-2005.	N/A	N/A

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.

[1]

Each trustee shall hold office during the lifetime of the Trust until the election and qualification of his of her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund complex includes the following: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Directors has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Mr. Sullivan and Mr. Harris are independent directors as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Fund.

KPMG billed the Fund aggregate fees for services rendered to the Fund for the fiscal year 2009 and for fiscal year 2008 as follows:

		Fiscal Year 2009			Fiscal Year 2008
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees (1)	$30,000	$0	$0	$25,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees	$0	$234,500	$0	$0	$226,000	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)	Not Applicable.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2009	FYE 2008
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.

(g)(1)	The aggregate non-audit fees and services billed by KPMG for the fiscal year 2009 and fiscal year 2008 were $234,000 and $226,000, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the Registrant.

(h)	During the past fiscal year no non-audit services were provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Located under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Fund has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Directors. The Committee is responsible for evaluating and recommending nominees for election to the Fund’s Board of Directors (the “Board”). Pursuant to the Committee’s Charter, adopted on June 29, 2007, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Fund’s office.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended
(17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Alpha Strategy Portfolios, LP

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: July 30, 2009

By (Signature and Title)	/s/ Stephen F. Panner
Stephen F. Panner, Controller & CFO

Date: July 30, 2009